Bow River Capital Evergreen Fund
Schedule of Investments
6/30/2021 (Unaudited)

Fair Value
Private Investments - 79.4%
Co-Investments - 25.2%
BW Colson Co-Invest Feeder (Cayman), LP1,2	$3,000,000
Celery: FFP LLC[1,3,4]	932,840
CL Oliver Co-Invest I, LP1,4,5	129,449
Coyote 2021 LP1,2	2,606,229
ISH Co-investment Aggregator LP1,2	2,307,692
Onex OD Co-Invest, LP1,2,6	3,502,620
Polaris Newco[1,4,7]	1,940,000
SEP Hamilton III Aggregator, LP1,2,6	3,800,724
The Global Atlantic Financial Group, LLC[1,2,4]	3,327,100
US Hospitality Publishers, Inc.[1,4,8]	1,272,895
VCPF III Co-Invest 1-A LP1,4,9	2,408,986
Veregy Parent, LLC[1,2,4]	3,000,000
WestCap Cerebral Co-Invest 2021, LLC[1,2]	250,000
WestCap LoanPal Co-Invest 2020, LLC[1,2,6]	3,765,609
Total Co-Investments (Cost $29,957,782)	32,244,144

Primary Funds - 18.6%
Avista Capital Partners V, LP1,2,6	1,982,633
EnCap Energy Transition Fund 1-A, L.P.[1,2]	2,190,866
Grain Spectrum Holdings II (Cayman), LP1,2,6	2,298,194
Lynx EBO Fund I (A), LLC[1,2,6]	2,682,272
Onex Structured Credit Opportunities Fund I, LP1,2	703,099
Overbay Fund XIV Offshore, LP1,2,6	2,819,738
Sumeru Equity Partners Fund III, LP1,2,6	1,519,014
WestCap Strategic Operator U.S. Feeder Fund, LP1,2,6	6,389,713
Whitehorse Liquidity Partners IV, LP1,2,6	3,182,105
Total Primary Funds (Cost $20,517,343)	23,767,634

Private Investment Funds - 12.1%
PIMCO DSCO Fund II Offshore Feeder, LP1,2,6	4,585,589
Post Limited Term High Yield Fund, LP1,2,6	6,063,732
Voloridge Sustainability Fund, LP1,2,6	4,850,171
Total Private Investment Funds (Cost $15,205,485)	15,499,492

Secondary Funds - 23.4%
BRCE SPV I, LLC[1,2,4]	703,438
Coller International Partners VI Feeder Fund, LP1,2,6	999,996
Coller International Partners VII Feeder Fund, LP1,2,6	2,641,211
Forrest Holdings I, LP - Class A1,2,6	3,122,951
Forrest Holdings I, LP - Class B1,2,6	3,752,229
Graphite Capital Partners VIII D, LP1,2,4	4,698,878
KH Aggregator, LP1,2,6	5,890,695
Overbay Fund XIV (AIV III), LP1,2,6	2,736,119
Overbay Fund XIV Offshore (AIV), LP1,2,6,10	5,379,691
Total Seconday Funds (Cost $18,151,013)	29,925,208

Warrants - .1%
VCPF III Co-Invest 1-A LP1,2,4,11	91,014
Total Warrants (Cost $91,014)	91,014
Total Private Investments (Cost $83,922,637)	101,527,492

Exchange Traded Funds - 2.3%
Equity Funds - 2.3%
Core Alternative ETF	2,938,460
Total Exchange Traded Funds (Cost $3,027,740)	2,938,460

Short-Term Investments - 18.7%
Demand Deposits - 18.7%
UMB Money Market Market Fidicuary, 0.01%[12]	600,000
UMB Money Market Market Special, 0.01%[12]	23,247,919
Total Short-Term Investments (Cost $23,847,919)	23,847,919

Total Investments (Cost $110,798,296) - 100.4%	$128,313,871
Liabilities in excess of other assets - (0.4%)	(463,032)
Net Assets - 100%	$127,850,839

LLC - Limited Liability Company

LP - Limited Partnership

LIBOR - London Interbank Offered Rate

[1]	Restricted security. The total value of these securities is $101,527,492, which represents 79.4% of total net assets of the Fund. Please refer to Restricted Securities in the Notes to the Schedule of Investments.
[2]	Non-Income Producing
[3]	$992,500 Principal, 8.25% (LIBOR + 7.25%), 8/18/2025

[4]	Level 3 securities fair valued using significant unobservable inputs. The total value of these securities is $18,504,600, which represents 14.47% of total net assets of the Fund.
[5]	11.50%, 6/3/2024
[6]	Investment is valued using net asset value per share (or its equivalent) as a practical expedient.
[7]	$2,000,000 Principal, 9.00% (LIBOR + 1.00%), 6/4/2028
[8]	$2,000,000 Principal, 8.00% (6.00% Base Rate + 2.00%), 12/18/2025
[9]	$2,409,216 Principal, 12.25%, 11/17/2025
[10]	Affiliated investment for which ownership exceeds 10% of the investment's capital. Please refer to Affiliated Issuers, in the Notes to the Schedule of Investments.
[11]	1,182 contracts, Exercise Price $77.02, Expiration Date 11/17/2025
[12]	Rate disclosed represents the seven day yield as of the Fund's period end. The UMB Money Market Fidicuary and UMB Money Market Special accounts are interest-bearing money market deposit accounts maintained by UMB Bank, n.a. in its capacity as a custodian for various participating custody accounts. The Fund may redeem its investments in whole, or in part, on each business day.

On June 30, 2021, the Bow River Capital Evergreen Fund had an outstanding forward foreign currency contract with terms as set forth below:

				Contract Amount
Settlement Date	Counterparty	Currency Purchased	Currency Sold	Buy	Sell		Value	Unrealized Depreciation
September 30, 2021	Bannockburn Global Forex, LLC	USD	GBP	$4,150,200	GBP	3,000,000	$4,148,960	1,240
								1,240

Bow River Capital Evergreen Fund
Summary of Investments
6/30/2021 (Unaudited)

Percent of Total
Security Type/Geographic Region	Net Assets
Private Investments
North America	61.5%
Global	14.2%
Europe	3.7%
Total Private Investments	79.4%
Exchange Traded-Funds
North America	2.3%
Total Exchange Traded-Funds	2.3%
Short-Term Investments	18.7%
Total Investments	100.4%
Other assets in excess of liabilities	-0.4%
Net Assets	100.0%

See accompanying notes to the Schedule of Investments.

Bow River Capital Evergreen Fund

Notes to the schedule of investments

JUNE 30, 2021 (unaudited)

Affiliated Investments

Issuers that are considered affiliates, as defined in Section 2(a)(3) of the 1940 Act, of the Fund at period-end are noted in the Fund’s Schedule of Investments. The table below reflects transactions during the period with entities that are affiliates as of June 30, 2021 and may include acquisitions of new investments, prior year holdings that become affiliated during the period, and prior period affiliated holdings that are no longer affiliated as of period-end.

Non-Controlled Affiliates	Beginning Fair Value April 1, 2021	Purchases or Contributions	Sales or Distributions	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Ending Fair Value June 30, 2021	Investment Income
Overbay Fund XIV Offshore (AIV), LP	$5,757,998	$—	$(378,307)	$—	$—	$5,379,691	$—
Total Non-Controlled Affiliates	$5,757,998	$—	$(378,307)	$—	$—	$5,379,691	$—

Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees.

Additional information on each restricted investment held by the Fund at June 30, 2021 is as follows:

	Initial		Fair	% of
Investments	Acquisition Date	Cost	Value	Net Assets
Avista Capital Partners V, LP	March 16, 2021	1,748,926	$1,982,633	1.6%
BRCE SPV I, LLC	May 22, 2020	265,043	703,438	0.6%
BW Colson Co-Invest Feeder (Cayman), LP	March 15, 2021	3,049,786	3,000,000	2.4%
Celery: FFP LLC1	August 17, 2020	925,426	932,840	0.7%
CL Oliver Co-Invest I, LP	May 27, 2021	133,449	129,449	0.1%
Coller International Partners VI Feed Fund, LP	October 1, 2020	613,325	999,996	0.8%
Coller International Partners VII Feed Fund, LP	October 1, 2020	1,252,322	2,641,211	2.1%
Coyote 2021 LP	March 29, 2021	2,610,229	2,606,229	2.0%
EnCap Energy Transition Fund 1-A, L.P.	April 21, 2021	2,194,866	2,190,866	1.7%
Forrest Holdings I, LP - Class A	March 17, 2021	2,803,237	3,122,951	2.4%
Forrest Holdings I, LP - Class B	March 17, 2021	1,504,911	3,752,229	2.9%
Grain Spectrum Holdings II (Cayman), LP	October 28, 2020	2,332,896	2,298,194	1.8%
Graphite Capital Partners VIII D, LP	June 30, 2020	2,354,328	4,698,878	3.7%
ISH Co-investment Aggregator LP	May 6, 2021	2,311,692	2,307,692	1.8%
KH Aggregator, LP	November 30, 2020	4,663,475	5,890,695	4.6%
Lynx EBO Fund I (A), LLC	December 18, 2020	2,504,000	2,682,272	2.1%
Onex OD Co-Invest, LP	November 9, 2020	3,511,271	3,502,620	2.7%
Onex Structured Credit Opportunities Fund I, LP	May 11, 2021	711,218	703,099	0.5%
Overbay Fund XIV (AIV III), LP	March 26, 2021	1,857,383	2,736,119	2.1%
Overbay Fund XIV Offshore (AIV), LP	January 5, 2021	2,836,989	5,379,691	4.2%
Overbay Fund XIV Offshore, LP	January 22, 2021	2,229,011	2,819,738	2.2%
PIMCO DSCO Fund II Offshore Feeder, LP	June 30, 2020	4,205,485	4,585,589	3.6%
Polaris Newco	June 18, 2021	1,944,000	1,940,000	1.5%
Post Limited Term High Yield Fund, LP	January 1, 2021	6,000,000	6,063,732	4.7%
SEP Hamilton III Aggregator, LP	August 17, 2020	2,519,336	3,800,724	3.0%
Sumeru Equity Partners Fund III, LP	December 8, 2020	1,408,942	1,519,014	1.2%
The Global Atlantic Financial Group, LLC	January 1, 2021	3,506,644	3,327,100	2.6%
US Hospitality Publishers, Inc.	January 11, 2021	1,272,895	1,272,895	1.0%
VCPF III Co-Invest 1-A LP	May 13, 2021	2,412,986	2,408,986	1.9%
VCPF III Co-Invest 1-A LP (Warrants)	May 13, 2021	91,014	91,014	0.1%
Veregy Parent, LLC	November 3, 2020	3,005,300	3,000,000	2.4%
Voloridge Sustainability Fund, LP	November 1, 2020	5,000,000	4,850,171	3.8%
WestCap Cerebral Co-Invest 2021, LLC	June 17, 2021	253,036	250,000	0.2%
Westcap LoanPal Co-Invest 2020, LLC	December 18, 2020	2,501,732	3,765,609	2.9%
Westcap Strategic Operator U.S. Feeder Fund, LP	February 5, 2021	4,663,740	6,389,713	5.0%
Whitehorse Liquidity Partners IV, LP	November 10, 2020	2,723,744	3,182,105	2.5%
		$83,922,637	$101,527,492	79.4%